9. Notes payable (Details Narrative) - Series 2017 Notes [Member] - USD ($)	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Amortization of debt discount	$ 65,492
Unrelated Parties [Member]
Unamortized discount	2,323	$ 9,217
Note payable	107,677	100,783
Accrued interest	9,161	$ 934
Amortization of debt discount	$ 6,894